Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 564,396	$ 552,704
Accumulated Amortization	(458,383)	(446,451)
Other intangible assets, net	106,013	106,253
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	406,465	402,976
Accumulated Amortization	(327,564)	(318,312)
Other intangible assets, net	78,901	84,664
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	29,048	21,902
Accumulated Amortization	(12,588)	(11,726)
Other intangible assets, net	16,460	10,176
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,397	22,149
Accumulated Amortization	(18,554)	(17,957)
Other intangible assets, net	3,843	4,192
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	103,194	102,560
Accumulated Amortization	(96,385)	(95,339)
Other intangible assets, net	6,809	7,221
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,292	3,117
Accumulated Amortization	(3,292)	(3,117)
Other intangible assets, net	$ 0	$ 0